Operating Segments (Details) - Schedule of Financial Statements by Operating Segments - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Engineering And Construction [Member]
Assets
Cash and cash equivalents	S/ 342,120	S/ 209,737
Trade accounts receivables, net	783,231	697,512
Accounts receivable from related parties	57,024	86,146
Other accounts receivable, net	265,378	298,784
Inventories, net	51,108	41,933
Prepaid expenses	15,461	10,945
Total current assets	1,514,322	1,345,057
Trade accounts receivable, net	744	2,806
Accounts receivable from related parties	298,946	299,268
Prepaid expenses
Other accounts receivable, net	102,250	101,366
Inventories, net
Investments in associates and joint ventures	968	975
Investment property, net
Property, plant and equipment, net	83,146	102,822
Intangible assets and goodwill, net	143,228	131,431
Right-of-use assets, net	4,874	8,745
Deferred tax asset	153,841	175,702
Total non-current assets	787,997	823,115
Total assets	2,302,319	2,168,172
Liabilities
Borrowings	24,081	19,191
Bonds	3,611	4,554
Trade accounts payable	928,109	740,142
Accounts payable to related parties	78,561	297,505
Current income tax	19,370	12,495
Other accounts payable	416,927	490,494
Provisions	83,831	81,288
Total current liabilities	1,554,490	1,645,669
Borrowings	697	6,480
Bonds	10,834	16,719
Trade accounts payable
Other accounts payable	47,984	94,261
Accounts payable to related parties	7,481	7,886
Provisions	12,366	11,453
Deferred tax liability	58,804	16,670
Total non-current liabilities	138,166	153,469
Total liabilities	1,692,656	1,799,138
Equity attributable to owners of the Company	604,039	363,404
Non-controlling interest	5,624	5,630
Total liabilities and equity	2,302,319	2,168,172
Energy [Member]
Assets
Cash and cash equivalents	40,707	104,553
Trade accounts receivables, net	119,948	80,245
Accounts receivable from related parties	642	68
Other accounts receivable, net	40,298	39,921
Inventories, net	46,064	29,935
Prepaid expenses	2,022	2,055
Total current assets	249,681	256,777
Trade accounts receivable, net
Accounts receivable from related parties
Prepaid expenses	480	826
Other accounts receivable, net	77,116	89,782
Inventories, net
Investments in associates and joint ventures	10,536	12,049
Investment property, net
Property, plant and equipment, net	211,127	176,596
Intangible assets and goodwill, net	370,370	363,066
Right-of-use assets, net	8,270	12,795
Deferred tax asset	5,142	4,572
Total non-current assets	683,041	659,686
Total assets	932,722	916,463
Liabilities
Borrowings	39,052	38,612
Bonds
Trade accounts payable	111,816	124,259
Accounts payable to related parties	80,357	2,734
Current income tax	677	247
Other accounts payable	26,122	19,724
Provisions	20,215	20,535
Total current liabilities	278,239	206,111
Borrowings	84,989	100,597
Bonds
Trade accounts payable
Other accounts payable
Accounts payable to related parties		57,300
Provisions	46,287	49,701
Deferred tax liability	66,415	53,242
Total non-current liabilities	197,691	260,840
Total liabilities	475,930	466,951
Equity attributable to owners of the Company	424,874	417,970
Non-controlling interest	31,918	31,542
Total liabilities and equity	932,722	916,463
Infrastructure Toll roads [Member]
Assets
Cash and cash equivalents	124,283	130,213
Trade accounts receivables, net	26,353	34,183
Accounts receivable from related parties	59,279	51,523
Other accounts receivable, net	21,101	28,902
Inventories, net	6,760	9,655
Prepaid expenses	4,651	5,496
Total current assets	242,427	259,972
Trade accounts receivable, net	6,430	16,215
Accounts receivable from related parties	17,157	15,858
Prepaid expenses	11,920	14,549
Other accounts receivable, net
Inventories, net
Investments in associates and joint ventures
Investment property, net
Property, plant and equipment, net	5,187	6,193
Intangible assets and goodwill, net	225,363	274,597
Right-of-use assets, net	3,226	7,106
Deferred tax asset	24,098	26,787
Total non-current assets	293,381	361,305
Total assets	535,808	621,277
Liabilities
Borrowings	15,358	3,844
Bonds	49,369	41,343
Trade accounts payable	48,232	52,916
Accounts payable to related parties	47,599	46,257
Current income tax	3,159	8,609
Other accounts payable	34,045	49,187
Provisions	1,171	1,722
Total current liabilities	198,933	203,878
Borrowings	594	3,462
Bonds	130,750	177,341
Trade accounts payable
Other accounts payable	493	2,243
Accounts payable to related parties	1,226	1,176
Provisions	10,002	11,463
Deferred tax liability
Total non-current liabilities	143,065	195,685
Total liabilities	341,998	399,563
Equity attributable to owners of the Company	146,259	166,678
Non-controlling interest	47,551	55,036
Total liabilities and equity	535,808	621,277
Infrastructure Transportation [Member]
Assets
Cash and cash equivalents	134,252	171,747
Trade accounts receivables, net	127,336	118,867
Accounts receivable from related parties	3,569	4,455
Other accounts receivable, net	6,372	15,229
Inventories, net	43,993	39,780
Prepaid expenses	334	369
Total current assets	315,856	350,447
Trade accounts receivable, net	756,990	699,487
Accounts receivable from related parties	42	42
Prepaid expenses	1,611	1,731
Other accounts receivable, net
Inventories, net
Investments in associates and joint ventures
Investment property, net	1,427	1,507
Property, plant and equipment, net	1,047	848
Intangible assets and goodwill, net	138	238
Right-of-use assets, net	25	23
Deferred tax asset
Total non-current assets	761,280	703,876
Total assets	1,077,136	1,054,323
Liabilities
Borrowings	26	17
Bonds	28,558	31,203
Trade accounts payable	38,272	52,292
Accounts payable to related parties	69,632	22,421
Current income tax	13,160	2,433
Other accounts payable	10,429	9,146
Provisions	1,925	1,197
Total current liabilities	162,002	118,709
Borrowings
Bonds	599,803	598,753
Trade accounts payable	4,001	9,757
Other accounts payable	161	189
Accounts payable to related parties	28,563	27,294
Provisions	2,228	4,947
Deferred tax liability	63,473	58,396
Total non-current liabilities	698,229	699,336
Total liabilities	860,231	818,045
Equity attributable to owners of the Company	162,680	177,208
Non-controlling interest	54,225	59,070
Total liabilities and equity	1,077,136	1,054,323
Infrastructure Water treatment [Member]
Assets
Cash and cash equivalents	3,235	2,910
Trade accounts receivables, net	943	898
Accounts receivable from related parties	643	52
Other accounts receivable, net	1	30
Inventories, net
Prepaid expenses	169	160
Total current assets	4,991	4,050
Trade accounts receivable, net	1,453	1,392
Accounts receivable from related parties	14,015	14,015
Prepaid expenses	580	632
Other accounts receivable, net	7,346	7,346
Inventories, net
Investments in associates and joint ventures
Investment property, net
Property, plant and equipment, net	233	150
Intangible assets and goodwill, net
Right-of-use assets, net	122	143
Deferred tax asset	421	415
Total non-current assets	24,170	24,093
Total assets	29,161	28,143
Liabilities
Borrowings	5	6
Bonds
Trade accounts payable	121	223
Accounts payable to related parties	7	296
Current income tax	54	104
Other accounts payable	1,167	1,298
Provisions
Total current liabilities	1,354	1,927
Borrowings	123	138
Bonds
Trade accounts payable
Other accounts payable	3,141	2,932
Accounts payable to related parties	23,146	21,663
Provisions
Deferred tax liability
Total non-current liabilities	26,410	24,733
Total liabilities	27,764	26,660
Equity attributable to owners of the Company	1,397	1,483
Non-controlling interest
Total liabilities and equity	29,161	28,143
Real Estate [Member]
Assets
Cash and cash equivalents	175,920	111,487
Trade accounts receivables, net	3,038	146,316
Accounts receivable from related parties	406	378
Other accounts receivable, net	10,418	5,380
Inventories, net	212,582	227,067
Prepaid expenses	71	448
Total current assets	402,435	491,076
Trade accounts receivable, net	3,354	3,969
Accounts receivable from related parties
Prepaid expenses
Other accounts receivable, net	59,764	55,347
Inventories, net	70,282	65,553
Investments in associates and joint ventures	2,103	2,752
Investment property, net	18,203	19,823
Property, plant and equipment, net	5,562	7,531
Intangible assets and goodwill, net	617	615
Right-of-use assets, net	1,317	2,580
Deferred tax asset	15,577	23,781
Total non-current assets	176,779	181,951
Total assets	579,214	673,027
Liabilities
Borrowings	11,618	43,118
Bonds
Trade accounts payable	21,622	35,939
Accounts payable to related parties	10,990	12,227
Current income tax	323	45,092
Other accounts payable	86,968	115,661
Provisions	193	540
Total current liabilities	131,714	252,577
Borrowings	73,058	10,852
Bonds
Trade accounts payable
Other accounts payable
Accounts payable to related parties
Provisions
Deferred tax liability
Total non-current liabilities	73,058	10,852
Total liabilities	204,772	263,429
Equity attributable to owners of the Company	289,942	278,501
Non-controlling interest	84,500	131,097
Total liabilities and equity	579,214	673,027
Parent Company Operations [Member]
Assets
Cash and cash equivalents	183,371	186,907
Trade accounts receivables, net	952	561
Accounts receivable from related parties	161,430	115,736
Other accounts receivable, net	6,849	7,294
Inventories, net
Prepaid expenses	6,388	8,625
Total current assets	358,990	319,123
Trade accounts receivable, net
Accounts receivable from related parties	419,282	602,004
Prepaid expenses		65
Other accounts receivable, net	64,928	31,889
Inventories, net
Investments in associates and joint ventures	1,737,129	1,509,790
Investment property, net	38,630	40,594
Property, plant and equipment, net	863	1,286
Intangible assets and goodwill, net	12,740	13,414
Right-of-use assets, net	28,700	38,485
Deferred tax asset	56,670	59,316
Total non-current assets	2,358,942	2,296,843
Total assets	2,717,932	2,615,966
Liabilities
Borrowings	437,729	480,735
Bonds
Trade accounts payable	16,094	16,950
Accounts payable to related parties	17,154	20,291
Current income tax	1,655	672
Other accounts payable	33,170	24,837
Provisions	9,751	27,644
Total current liabilities	515,553	571,129
Borrowings	147,399	192,435
Bonds
Trade accounts payable
Other accounts payable	457,532	2,694
Accounts payable to related parties	197,485	189,451
Provisions	27,184	491,463
Deferred tax liability	2
Total non-current liabilities	829,602	876,043
Total liabilities	1,345,155	1,447,172
Equity attributable to owners of the Company	1,369,744	1,165,811
Non-controlling interest	3,033	2,983
Total liabilities and equity	2,717,932	2,615,966
Eliminations [Member]
Assets
Cash and cash equivalents
Trade accounts receivables, net
Accounts receivable from related parties	(267,550)	(230,613)
Other accounts receivable, net	(2,345)	(2,345)
Inventories, net	(10)	(1,587)
Prepaid expenses	2
Total current assets	(269,903)	(234,545)
Trade accounts receivable, net
Accounts receivable from related parties	(221,157)	(388,795)
Prepaid expenses	(510)	(510)
Other accounts receivable, net
Inventories, net
Investments in associates and joint ventures	(1,737,989)	(1,510,650)
Investment property, net
Property, plant and equipment, net		(10,961)
Intangible assets and goodwill, net		3,975
Right-of-use assets, net	(10,239)	(19,670)
Deferred tax asset	14	5,065
Total non-current assets	(1,969,881)	(1,921,546)
Total assets	(2,239,784)	(2,156,091)
Liabilities
Borrowings	(11,840)	(11,261)
Bonds
Trade accounts payable		4,535
Accounts payable to related parties	(259,928)	(348,243)
Current income tax
Other accounts payable		(4,905)
Provisions
Total current liabilities	(271,768)	(359,874)
Borrowings	(182)	(8,333)
Bonds
Trade accounts payable
Other accounts payable
Accounts payable to related parties	(229,337)	(277,477)
Provisions
Deferred tax liability
Total non-current liabilities	(229,519)	(285,810)
Total liabilities	(501,287)	(645,684)
Equity attributable to owners of the Company	(1,736,558)	(1,509,551)
Non-controlling interest	(1,939)	(856)
Total liabilities and equity	(2,239,784)	(2,156,091)
Consolidated [Member]
Assets
Cash and cash equivalents	1,003,888	917,554
Trade accounts receivables, net	1,061,801	1,078,582
Accounts receivable from related parties	15,443	27,745
Other accounts receivable, net	348,072	393,195
Inventories, net	360,497	346,783
Prepaid expenses	29,098	28,098
Total current assets	2,818,799	2,791,957
Trade accounts receivable, net	768,971	723,869
Accounts receivable from related parties	528,285	542,392
Prepaid expenses	14,081	17,293
Other accounts receivable, net	311,404	285,730
Inventories, net	70,282	65,553
Investments in associates and joint ventures	12,747	14,916
Investment property, net	58,260	61,924
Property, plant and equipment, net	307,165	284,465
Intangible assets and goodwill, net	752,456	787,336
Right-of-use assets, net	36,295	50,207
Deferred tax asset	255,763	295,638
Total non-current assets	3,115,709	3,129,323
Total assets	5,934,508	5,921,280
Liabilities
Borrowings	516,029	574,262
Bonds	81,538	77,100
Trade accounts payable	1,164,266	1,027,256
Accounts payable to related parties	44,372	53,488
Current income tax	38,398	69,652
Other accounts payable	608,828	705,442
Provisions	117,086	132,926
Total current liabilities	2,570,517	2,640,126
Borrowings	306,678	305,631
Bonds	741,387	792,813
Trade accounts payable	4,001	9,757
Other accounts payable	509,311	102,319
Accounts payable to related parties	28,564	27,293
Provisions	98,067	569,027
Deferred tax liability	188,694	128,308
Total non-current liabilities	1,876,702	1,935,148
Total liabilities	4,447,219	4,575,274
Equity attributable to owners of the Company	1,262,377	1,061,504
Non-controlling interest	224,912	284,502
Total liabilities and equity	S/ 5,934,508	S/ 5,921,280